Description of the Plan (Details) - Savings and Investment Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Forfeited nonvested account	$ 0	$ 0
Forfeited nonvested account, decrease from employer contribution	$ 4,113
Savings Program | Minimum
EBP, Description of Plan [Line Items]
Automatic deferral rate	1.00%
Matching percentage	50.00%
Participant compensation matched, percentage	6.00%
Vesting percentage	50.00%
Vesting period, initial 50%	2 years
Vesting period, fully vested	3 years
Savings Program | Maximum
EBP, Description of Plan [Line Items]
Automatic deferral rate	100.00%
Matching percentage	75.00%
Company Retirement Contributions Program | Vested after 2 but less than 3 years of service
EBP, Description of Plan [Line Items]
Vesting percentage	25.00%
Company Retirement Contributions Program | Vested after 3 years but less than 4 years of service
EBP, Description of Plan [Line Items]
Vesting percentage	50.00%
Company Retirement Contributions Program | Vested after 4 years but less than 5 years
EBP, Description of Plan [Line Items]
Vesting percentage	75.00%
Company Retirement Contributions Program | Vested after 5 years
EBP, Description of Plan [Line Items]
Vesting percentage	100.00%
Vesting period	5 years
Company Retirement Contributions Program | Less than 10 years of service
EBP, Description of Plan [Line Items]
Participant compensation matched, percentage	4.00%
Requisite service period	10 years
Company Retirement Contributions Program | 10 or more years of service
EBP, Description of Plan [Line Items]
Participant compensation matched, percentage	5.00%
Requisite service period	10 years
Company Retirement Contributions Program | Employees hired prior to November 1, 2012
EBP, Description of Plan [Line Items]
Participant compensation matched, percentage	1.00%
Company Retirement Contributions Program | Minimum | Vested after 2 but less than 3 years of service
EBP, Description of Plan [Line Items]
Vesting period	2 years
Company Retirement Contributions Program | Minimum | Vested after 3 years but less than 4 years of service
EBP, Description of Plan [Line Items]
Vesting period	3 years
Company Retirement Contributions Program | Minimum | Vested after 4 years but less than 5 years
EBP, Description of Plan [Line Items]
Vesting period	4 years
Company Retirement Contributions Program | Maximum | Vested after 2 but less than 3 years of service
EBP, Description of Plan [Line Items]
Vesting period	3 years
Company Retirement Contributions Program | Maximum | Vested after 3 years but less than 4 years of service
EBP, Description of Plan [Line Items]
Vesting period	4 years
Company Retirement Contributions Program | Maximum | Vested after 4 years but less than 5 years
EBP, Description of Plan [Line Items]
Vesting period	5 years
Neuberger Berman Genesis Fund; R6 | Maximum
EBP, Description of Plan [Line Items]
Market value of company	$ 2,000,000,000.0